SEGMENT REPORTING (Schedule of revenue and long-lived assets by geographical areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 359,023	$ 336,257	$ 319,978
Property and equipment, net	39,386	33,080	41,955
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	196,107	175,208	154,175
Property and equipment, net	14,405	12,345	12,687
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	82,196	83,452	85,622
Property and equipment, net	16,609	13,027	20,644
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	80,720	77,597	80,181
Property and equipment, net	$ 8,372	$ 7,708	$ 8,624